UNAUDITED CONDENSED CONSOLIDATED INTERIM STATEMENTS OF CHANGES IN SHAREHOLDERS’ EQUITY $ in Thousands	USD ($) shares	Share capital USD ($) shares	Contributed surplus USD ($)	Accumulated other comprehensive income (loss) USD ($)	Deficit USD ($)
Balance at beginning of period (in shares) at Dec. 31, 2021 | shares		32,857,422
Balance at beginning of period at Dec. 31, 2021	$ 190,656	$ 266,119	$ 4,312	$ 2,113	$ (81,888)
Exercise of stock options (in shares) | shares	34,853	1,897
Exercise of stock options (Note 10 and 11)	$ 20	$ 34	(14)
Share-based compensation (Note 11)	1,094		1,094
Share issuance under employee share purchase plan (in shares) | shares		6,377
Share issuance under employee share purchase plan (Note 10 and 11)	304	$ 361	(57)
Comprehensive income (loss)	(3,747)			3,212	(6,959)
Balance at end of period (in shares) at Mar. 31, 2022 | shares		32,865,696
Balance at end of period at Mar. 31, 2022	188,327	$ 266,514	5,335	5,325	(88,847)
Balance at beginning of period (in shares) at Dec. 31, 2022 | shares		32,913,955
Balance at beginning of period at Dec. 31, 2022	$ 192,211	$ 268,194	8,458	(9,571)	(74,870)
Exercise of stock options (in shares) | shares	8,735	8,735
Exercise of stock options (Note 10 and 11)	$ 100	$ 149	(49)
Share-based compensation (Note 11)	1,267		1,267
Share issuance under employee share purchase plan (in shares) | shares		8,785
Share issuance under employee share purchase plan (Note 10 and 11)	264	$ 322	(58)
Release of restricted share units (in shares) | shares		5,249
Release of restricted share units (Note 10 and 11)	0	$ 224	(224)
Comprehensive income (loss)	1,404			159	1,245
Balance at end of period (in shares) at Mar. 31, 2023 | shares		32,936,724
Balance at end of period at Mar. 31, 2023	$ 195,246	$ 268,889	$ 9,394	$ (9,412)	$ (73,625)